Net Loss Per Share - Schedule of number of shares outstanding dilutive Class A Common Stock (Detail) - Rigetti Holdings [Member] - shares	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Antidilutive securities excluded from the computation of earnings per share	101,899,227	96,717,389	89,638,584	17,923,260
Convertible Series C Preferred Stock
Antidilutive securities excluded from the computation of earnings per share	69,223,658	69,223,658	69,223,658	14,154,064
Common Stock Warrants
Antidilutive securities excluded from the computation of earnings per share	10,952,096	10,197,532	3,406,156	0
Stock Options
Antidilutive securities excluded from the computation of earnings per share	14,986,512	17,296,199	17,008,770	3,769,196